UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4632

European Equity Fund, Inc.

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (unaudited)

Shares	Description	Value

INVESTMENTS IN GERMAN

SECURITIES - 27.3%

COMMON STOCKS - 26.0%

AUTOMOBILES - 3.5%

84,000	DaimlerChrysler	$ 4,825,699

CHEMICALS - 1.0%

17,200	K + S	1,388,370

ELECTRIC UTILITIES - 3.3%

41,000	E.ON	4,512,531

ELECTRICAL EQUIPMENT - 0.9%

4,500	Solarworld	1,182,427

ELECTRONIC EQUIPMENT &

INSTRUMENTS - 1.5%

17,000	Wincor Nixdorf	2,142,816

INDUSTRIAL

CONGLOMERATES - 3.3%

48,100	Siemens	4,491,216

INDUSTRIAL GASES - 1.2%

19,000	Linde	1,649,956

INSURANCE - 1.1%

40,500	Hannover Rückversicherungs†	1,502,522

MACHINERY - 0.9%

17,000	Rheinmetall	1,318,656

REAL ESTATE - 3.1%

62,500	Hypo Real Estate Holding	4,285,178

SOFTWARE - 3.5%

22,000	SAP	4,773,123

TEXTILES, APPAREL & LUXURY GOODS - 2.7%

18,600	Adidas Salomon	3,678,825

Total Common Stocks

(cost $18,671,667)	35,751,319

PREFERRED STOCKS - 1.3%

HEALTHCARE PROVIDERS & SERVICES - 1.3%

10,000	Fresenius
	(Cost $979,732)	1,793,760

Total Investments in

German Securities

(cost $19,651,399)	37,545,079

Shares	Description	Value

INVESTMENTS IN AUSTRIAN

COMMON STOCKS - 4.4%

COMMERCIAL BANKS - 1.0%

21,750	Wiener Staedt Vers.	$ 1,344,411

CONSTRUCTION

MATERIALS - 1.0%

28,300	Wienerberger Ag	1,423,433

INSURANCE - 2.4%

50,000	Uniqa Versicherungen	1,621,050

Total Investments in

Austrian Common Stocks

(cost $3,789,263)	4,388,894

INVESTMENTS IN DUTCH

COMMON STOCKS - 1.3%

FOOD & STAPLES

RETAILING - 1.3%

40,000	Koninklijke Numico Nv*
	(Cost $1,678,782)	1,770,005

INVESTMENTS IN FRENCH

COMMON STOCKS - 28.3%

AIRLINES - 1.9%

40,000	Zodiac SA*	2,596,104

BEVERAGES - 2.2%

15,800	Pernod-Ricard	3,027,552

CONSTRUCTION

MATERIALS - 2.5%

50,000	Compagnie De Saint-Gobain	3,493,590

ENERGY EQUIPMENT &

SERVICES - 1.5%

29,800	Technip-Coflexip S.A.	2,017,168

INDUSTRIAL

CONGLOMERATES - 1.6%

20,000	Neopost SA	2,174,328

INSURANCE - 3.5%

93,100	Axa	3,267,765
15,000	Cnp Assurances	1,512,576

        4,780,341

METALS & MINING - 1.5%

2,100	Vallourec	2,028,524

NATIONAL COMMERCIAL

BANKS - 3.8%

35,000	Societe Generale	5,264,322

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (unaudited) (continued)

Shares	Description	Value

OIL, GAS & CONSUMABLE FUELS - 4.9%

25,400	Total	$ 6,701,851

SPECIALTY RETAIL - 1.3%

20,700	Essilor International	1,846,506

TELECOMMUNICATIONS SERVICES - 2.0%

122,000	France Telecom SA	2,744,356

TEXTILES, APPAREL & LUXURY GOODS - 1.6%

22,000	Lvmh Moet Hennessy Loui V Sa	2,157,118

Total Investments in

French Common Stocks

(cost $34,555,018)	38,831,760

INVESTMENTS IN SWEDISH

COMMON STOCKS - 2.6%

COMMUNICATIONS

EQUIPMENT - 2.6%

940,000	Ericsson
	(Cost $3,151,495)	3,578,557

INVESTMENTS IN ITALIAN

COMMON STOCKS - 14.1%

COMMERCIAL BANKS - 9.0%

800,000	Banca Intesa Spa†	4,775,280
60,000	Banca Italease*	2,972,067
548,000	Capitalia Spa	4,556,247

      12,303,594

ENERGY EQUIPMENT & SERVICES - 1.4%

84,000	Saipem†	1,941,478

HEALTHCARE PROVIDERS & SERVICES - 1.1%

17,000	Amplifon Spa	1,486,991

INSURANCE - 2.6%

70,000	Assicurazioni Generali†	2,636,827
150,000	Ergo Previdenza Spa†	961,722

3,598,549

Total Investments in

Italian Common Stocks

(cost $13,658,716)	19,330,612

Shares	Description	Value

INVESTMENTS IN SWISS

COMMON STOCKS - 6.4%

DIVERSIFIED CONSUMER SERVICES - 1.3%

1,900	Sgs SA†	$ 1,759,718

ELECTRICAL DISTRIBUTION - 1.1%

117,000	Abb Ltd*	1,475,619

HEALTHCARE EQUIPMENT &

SUPPLIES- 1.0%

6,000	Nobel Biocare Holding Ag	1,335,199

INSURANCE - 1.2%

24,000	Baloise Holding -R	1,710,343

NATIONAL COMMERCIAL

BANKS - 0.9%

22,000	Credit Suisse Group	1,233,842

TEXTILES, APPAREL & LUXURY GOODS - 0.9%

7,500	The Swatch Group Ag-B	1,258,721

Total Investments in

Swiss Common Stocks

(cost $7,630,853)	8,773,442

INVESTMENTS IN FINNISH

Common Stocks — 0.9%

PAPER MILLS - 0.9%

50,000	Upm-Kymene Oyj
	(Cost $1,182,796)	1,181,700

INVESTMENTS IN SPANISH

Common Stocks — 3.2%

COMMERCIAL BANKS - 1.9%

126,100	Banco Bilbao Vizcaya Argentaria	2,631,788

COMMUNICATIONS

EQUIPMENT - 1.3%

90,000	Indra Sistemas SA	1,830,362

Total Investments in

Spanish Common Stocks

(cost $3,945,461)	4,462,150

INVESTMENTS IN NORWEGIAN

Common Stocks — 3.1%

COMMERCIAL BANKS - 1.0%

110,000	Sparebanken Midt-Norge	1,321,309

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2006 (unaudited) (continued)

Shares	Description	Value

DIVERSIFIED FINANCIAL SERVICES - 0.7%

32,000	Sparebanken Rogaland†	$ 990,848

OIL, GAS & CONSUMABLE FUELS - 1.4%

69,000	Statoil Asa	1,989,170

Total Investments in

Norwegian Common Stocks

(cost $3,765,029)	4,301,327

INVESTMENTS IN LUXEMBOURG

COMMON STOCKS - 1.4%

ENERGY EQUIPMENT & SERVICES - 1.4%

121,000	Stolt Offshore SA*
(Cost $1,249,871)	1,901,007

INVESTMENTS IN BELGIAN

COMMON STOCKS - 1.5%

METALS & MINING - 1.5%

15,000	Umicore
	(Cost $1,828,961)	2,077,974

INVESTMENTS IN GREEK

COMMON STOCKS - 3.9%

COMMERCIAL BANKS - 1.2%

43,000	Efg Eurobank	1,656,246

DIVERSIFIED FINANCIAL SERVICES - 1.0%

85,000	Hellenic Exchanges SA	1,339,260

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%

110,000	Hellenic Telecommunications
	Organization SA*	2,431,757

Total Investments in

Greek Common Stocks

(cost $4,877,152)	5,427,263

INVESTMENTS IN IRISH

COMMON STOCKS - 1.6%

COMMERCIAL BANKS - 1.6%

131,000	Anglo Irish Bank Corp Plc
	(Cost $1,792,089)	2,159,299

Shares	Description	Value

SECURITIES LENDING COLLATERAL - 7.8%

10,791,058	Daily Assets Fund

Institutional, 4.73%††

(cost $10,791,058)	$ 10,791,058

Total Investments—106.6%

(cost $132,219,610)	$ 146,520,127

Liabilities in excess of cash and

other assets—(6.6)%	(9,082,692)

NET ASSETS-100.0%	$137,437,435

*	Non-income producing security.
†	-All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $10,268,071 which is 7.47% of the net assets.
††

-Represents collateral held in connection with securities lending. Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, a series of European Equity Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	The European Equity Fund, a series of European Equity Fund, Inc.

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006